PURCHASE OF MINING PROPERTY	12 Months Ended
Dec. 31, 2011
PURCHASE OF MINING PROPERTY [Abstract]
PURCHASE OF MINING PROPERTY

NOTE 4 - PURCHASE OF MINING PROPERTY

On December 3, 2009, we acquired twenty acres of land in Owhyee County, Idaho. The purchase price for the land was $250,000, of which $25,000 was paid at closing and the remaining $225,000 was paid by the execution of a promissory note payable to the seller in the amount of $225,000. The promissory note is payable without interest in ten annual installments of $22,500 each. The first installment was due and paid on January 1, 2010. The second installment was due and paid on January 1, 2011. A late charge of five percent is due on any annual installment which is not paid by its due date. The note is secured by a deed of trust lien on the property that was purchased. In addition to the property, the purchase included a fifty foot wide access easement over the seller's property, over which we are responsible for constructing and maintaining a roadway to access the property. We have constructed a mill on the site to process ore derived from our mining properties nearby, and are in the process of constructing a metallurgical lab on the property.